Stockholders Equity	12 Months Ended
Mar. 31, 2012
Stockholders' Equity [Abstract]
Stockholders' Equity

Note 10. Stockholders’ Equity

Preferred Stock

On September 22, 2011, the Company’s stockholders approved an amendment to the Company’s Amended and Restated Articles of Incorporation to authorize a class of undesignated or “blank check” preferred stock, which had previously been approved by the Company’s Board of Directors on July 19, 2011, consisting of 2,500,000 shares at $0.001 par value per share. Shares of preferred stock may be issued in one or more series, with such rights, preferences, privileges and restrictions as shall be fixed by the Company’s Board of Directors.

Common Stock

The Company’s authorized capital consists of 250,000,000 shares of common stock, $0.001 par value per share. As of March 31, 2012 and 2011, 37,760,628 and 27,504,604 shares of common stock were issued and outstanding, respectively.

Fiscal Year 2011 Activity

In April 2010, the Company issued 13,636 shares of unrestricted common stock in lieu of fees paid to various consultants for services incurred in fiscal year 2010 pursuant to the Company’s Form S-8 filed on April 27, 2010. These shares were issued at a value of $1.76 per share for a total cost of $23,999 which was included in accounts payable and accrued expenses and selling, general and administrative expense as of and for the year ended March 31, 2010.

During August 2010, the Company closed its first round of a private placement financing to institutional and accredited investors resulting in the issuance of units consisting of 4,699,550 shares of common stock and warrants to purchase 4,699,550 shares of common stock at an exercise price of $0.77 per share, for gross cash proceeds of $3,289,701 and net cash proceeds of $2,990,953. Each unit consisting of one share of common stock, together with one warrant to purchase one share of common stock, was priced at $0.70. Certain investors that had invested in the Company’s public offering that was completed on February 25, 2010 were issued additional warrants with the same terms to purchase an aggregate of 448,333 shares of common stock in connection with this private placement. The fair market value of the warrants issued to prior investors of $307,794 was based on Black-Scholes and recorded to additional paid-in capital and offset against the proceeds of the financing with no net effect on equity. In connection with the closing of this first round of financing, the Company paid a 7% fee to the placement agents of $230,279 and issued warrants to purchase 657,940 shares of the Company’s common stock, at an exercise price of $0.77, which are immediately exercisable and have a term of five years. The fair market value of the warrants issued to the placement agents of $449,938 was based on Black-Scholes and was recorded to additional paid-in capital and offset against the proceeds of the financing with no net effect on equity. The Company incurred additional legal and accounting fees of $36,207 in connection with the first round of financing.

During September 2010, the Company received a $29,067 credit for financing fees which were reclassed to additional paid-in capital during the year ended March 31, 2010, and offset against the proceeds related to the February 2010 public offering.

On October 14, 2010, the Company closed on its second round of a private placement financing of its securities to certain institutional and accredited investors that commenced in August 2010. In connection with the second closing of the private placement financing, the Company received aggregate gross proceeds of $583,001 and net cash proceeds of $416,726. The investors purchased an aggregate of 832,868 units priced at $0.70 per unit, with each unit consisting of one share of common stock and one warrant to purchase one share of common stock at an exercise price of $0.77 per share. The warrants are immediately exercisable and have a term of five years. In connection with this second round of financing, the Company paid a 7% fee to the placement agents of $40,811 and issued a warrant to purchase 116,602 shares of Common Stock at an exercise price of $0.77 per share, which are immediately exercisable and have a term of five years. The fair market value of the warrants issued to the placement agents of $85,719 was based on Black-Scholes and was recorded to additional paid-in capital and offset against the proceeds of the financing with no net effect on equity. The Company incurred additional legal and accounting fees of $122,964 in connection with the second round of financing.

Pursuant to the Registration Rights Agreement, on October 19, 2010, the Company filed a registration statement on Form S-1 with the Securities and Exchange Commission (“SEC”) registering the resale of the 12,287,711 shares of common stock issued to the investors that participated in both the first closing of the private placement during August 2010 and the second closing of the private placement during October 2010, and the shares of common stock underlying the warrants issued to the investors and placement agents in both closings. The registration statement was declared effective by the SEC on December 29, 2010.

During January 2011, the holders of the October 2007 Debentures converted $200,000 principal into 66,666 shares of the Company’s common stock at a conversion price of $3.00 per share per the terms of the Debentures.

On February 4, 2011, the Company consummated the first closing of a private placement to accredited investors resulting in the issuance of units consisting of 6,335,318 shares of common stock and warrants to purchase 6,335,318 shares of common stock at an exercise price of $0.77, for gross cash proceeds of $4,434,722. On February 14, 2011, the Company completed the second closing of this same private placement resulting in the issuance of units consisting of 7,026,771 shares of common stock and warrants to purchase 7,026,771 shares of common stock at an exercise price of $0.77, for gross cash proceeds of $4,918,740. In both closings, each unit consisting of one share, together with one warrant to purchase one share, was priced at $0.70 for aggregate gross proceeds of $9,353,462. Aggregate net proceeds which reflect placement agent fees, legal and accounting fees were $8,041,880. In addition, as part of the compensation to the selling agents, warrants to purchase 2,393,826 shares of common stock were issued to the agents. The warrants issued to the investors and selling agents are immediately exercisable and have a term of five years. The fair market value of the warrants issued to the placement agents of $2,153,397 was based on Black-Scholes and was recorded to additional paid-in capital and offset against the proceeds of the financing with no net effect on equity. The Company was obligated to file a registration statement with the SEC registering the resale of the shares of common stock issued to the investors and the shares of common stock underlying the warrants issued to the investors within ninety (90) days following the close of the transaction.

Pursuant to the Registration Rights Agreement, on April 22, 2011, the Company filed a registration statement on Form S-1 with the SEC registering the resale of 40,943,178 shares of common stock issued to the investors that participated in the February 2011 private placement, the private placement which occurred during August 2010 and October 2010, the shares of common stock underlying the warrants issued to the investors and placement agents in both private placements and the underlying shares of common stock which will be issued upon exercise of the publicly traded warrants that were issued as part of the public offering of units the occurred in February 2010.

During the year ended March 31, 2011, the Company reclassified $128,276 of derivative liability related to the private placement warrants issued in fiscal year 2010 to additional paid-in capital (see Note 9).

During the year ended March 31, 2011, the Company issued 274,500 shares of common stock upon the exercise of warrants at an exercise price of $0.77 per share and 4,594 shares of common stock upon the exercise of options at an exercise price of $0.40 per share.

During the year ended March 31, 2011, the Company issued 114,061 shares of common stock upon the cashless exercise of a total of 209,525 warrants at an exercise price of $0.77 per share.

During the year ended March 31, 2011, stock options to purchase 362,232 shares of the Company’s common stock were issued to the Company’s former Chief Executive Officer in lieu of a cash bonus of $216,000 for fiscal year 2010. As of and for the year ended March 31, 2010, this bonus was included in accrued compensation and related expenses and selling, general and administrative expenses.

Fiscal Year 2012 Activity

In February and March 2012, the Company conducted a private placement of units totaling 9,477,554 at a purchase price of $0.55 per unit (the “February 2012 Private Placement”) for total proceeds of $4,640,400, net of offering costs of $572,255. Each unit consisted of one share of common stock and one warrant to purchase one share of common stock at an exercise price of $0.69 per share. Each warrant is fully exercisable six months from the date of issuance for a period of five years from the date of issuance. All units were purchased by accredited or institutional investors under three closings; first closing of 6,795,572 units on February 22, 2012, second closing of 2,032,937 units on February 28, 2012 and a third closing of 649,045 units on March 7, 2012.

Craig-Hallum Capital Group LLC acted as the lead placement agent, and Emergent Financial Group, Inc. and Maxim Group LLC served as co-placement agents in this transaction and received, in the aggregate, commissions of $450,245, plus reimbursement of out-of-pocket expenses of $43,530, and 248,375 warrants to purchase shares of the Company’s common stock at an exercise price of $0.69 per share. The warrants have terms identical to the warrants issued to the investors in the February 2012 Private Placement. The fair value of the warrants issued to the placement agents of $152,579 was based on Black-Scholes and was recorded to additional paid-in capital and offset against the proceeds of the financing with no net effect on equity. The Company also incurred $78,480 of issuance costs including legal, accounting and printer fees related to this transaction. The placement agent expenses and issuance costs have been offset against the proceeds of the financing.

Because the consummation of the February 2012 Private Placement would have triggered defaults under the Company’s October 2007 Debentures, prior to the initial close of the February 2012 Private Placement, the Company obtained a waiver from the holders of the October 2007 Debentures with respect to such defaults and their consent to the February 2012 Private Placement. In consideration for such waiver and consent, the Company, at the initial close, issued to the holders of the October 2007 Debentures warrants to purchase an aggregate of 280,000 shares of the Company’s common stock at an exercise price of $0.69 per share. The warrants have terms identical to the warrants issued to the investors in the February 2012 Private Placement. The fair value of the warrants issued to the convertible debenture holders of $156,999 was based on Black-Scholes and was recorded to additional paid-in capital and interest expense in the accompanying consolidated statement of operations.

During the year ended March 31, 2012, the Company received cash proceeds of $571,630 from the exercise of warrants to purchase 742,380 shares of the Company’s common stock at an average exercise price of $0.77 per share.

During the year ended March 31, 2012, the Company issued 36,090 shares of common stock upon the cashless exercise of a total of 85,714 warrants at an exercise price of $0.77 per share.

Warrants

A summary of the Company’s warrant activity (other than those warrants issued to the Company’s employees, officers, directors and related consultants presented in Note 11 below) and related information during the 2012 fiscal year follows:

	Number of Shares	Weighted- Average Exercise Price	Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding at April 1, 2011	27,509,814	$1.27		$
Granted	10,184,562	$0.69
Exercised	(778,470)	$0.77			434,266
Forfeited	(49,624)	$0.77
Expired	(34,634)	$2.61

Outstanding at March 31, 2012	36,831,648	$1.12	3.92		$—

Exercisable	26,693,349	$1.29	3.54		$—

The following summary information reflects outstanding warrants to purchase shares of the Company’s common stock as of March 31, 2012 and other related details:

	Warrants Outstanding
Year of Grant (as of March 31)	Exercise Price	Number Outstanding	Remaining Contractual Life (Years)
2008	$3.30 – $10.10	1,752,257	2.72
2009	$2.81 – $ 8.50	659,881	2.64
2010	$1.91 – $ 5.10	2,769,219	2.80
2011	$0.77 – $ 2.43	21,465,729	3.73
2012	$0.69 – $ 1.38	10,184,562	4.80

		36,831,648